UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04571

Name of Registrant: Vanguard Pennsylvania Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: August 31, 2013

Item 1: Schedule of Investments

Vanguard Pennsylvania Tax-Exempt Money Market Fund

Schedule of Investments
As of August 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.7%)
Pennsylvania (97.7%)
1 Abington PA School District GO TOB VRDO	0.060%	9/6/13 LOC	10,515	10,515
Allegheny County PA GO VRDO	0.060%	9/6/13 LOC	37,280	37,280
Allegheny County PA GO VRDO	0.060%	9/6/13 LOC	14,455	14,455
Allegheny County PA Higher Education Building
Authority University Revenue (Carnegie
Mellon University) VRDO	0.050%	9/3/13	115,120	115,120
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.060%	9/6/13 LOC	2,700	2,700
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.060%	9/6/13 LOC	10,000	10,000
Allegheny County PA Industrial Development
Authority Health Care Revenue (Vincentian
Collaborative System) VRDO	0.060%	9/6/13 LOC	7,725	7,725
Allegheny County PA Industrial Development
Authority Revenue (Western Pennsylvania
School for Blind Children) VRDO	0.050%	9/6/13	6,100	6,100
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) VRDO	0.050%	9/3/13 LOC	35,900	35,900
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) VRDO	0.070%	9/3/13 LOC	6,650	6,650
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(Metropolitan Edison Co. Project) VRDO	0.070%	9/6/13 LOC	10,000	10,000
1 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
TOB PUT	0.060%	9/6/13 LOC	22,830	22,830
1 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
TOB VRDO	0.060%	9/6/13 LOC	97,195	97,195
1 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
TOB VRDO	0.090%	9/6/13	9,750	9,750
1 Bethlehem PA Area School District GO TOB
VRDO	0.060%	9/6/13 LOC	8,980	8,980
Bucks County PA Industrial Development
Authority Hospital Revenue (Grand View
Hospital) VRDO	0.060%	9/6/13 LOC	12,170	12,170
Butler County PA General Authority Revenue
(Erie School District Project) VRDO	0.060%	9/6/13 LOC	12,440	12,440
Cambria County PA Industrial Development
Authority Revenue (American National Red
Cross) VRDO	0.070%	9/6/13 LOC	11,765	11,765
1 Central Bradford PA Progress Authority
Revenue (Robert Packer Hospital) TOB
VRDO	0.060%	9/6/13 LOC	10,495	10,495

Chester County PA Industrial Development
Authority (Collegium Charter School Project)
Revenue	5.500%	4/15/14 (Prere.)	7,595	7,922
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)
VRDO	0.060%	9/6/13 LOC	35,735	35,735
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)
VRDO	0.060%	9/6/13 LOC	9,900	9,900
1 Chester County PA Industrial Development
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project) TOB VRDO	0.110%	9/6/13 (13)	15,935	15,935
Delaware County Industrial Development
Authority (Covanta Energy Project) Revenue
VRDO	0.090%	9/6/13 LOC	3,615	3,615
Delaware County PA Authority Hospital
Revenue (Crozer-Chester Medical Center
Obligated Group) VRDO	0.060%	9/6/13 LOC	9,940	9,940
Delaware County PA Authority Hospital
Revenue (Crozer-Chester Medical Center
Obligated Group) VRDO	0.060%	9/6/13 LOC	2,520	2,520
Delaware County PA Authority Revenue
(Haverford College) VRDO	0.040%	9/6/13	29,545	29,545
Delaware County PA GO	5.000%	10/1/13	2,900	2,911
Delaware County PA Industrial Development
Authority Airport Facilities Revenue (United
Parcel Service Inc.) VRDO	0.050%	9/3/13	36,900	36,900
1 Delaware County PA Industrial Development
Authority Revenue (Aqua Pennsylvania Inc.
Project) TOB VRDO	0.110%	9/6/13 (13)	2,515	2,515
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.070%	9/6/13	3,600	3,600
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.070%	9/6/13	14,600	14,600
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.070%	9/6/13	16,500	16,500
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.050%	9/6/13 LOC	29,325	29,325
Emmaus PA General Authority Revenue VRDO	0.060%	9/6/13 LOC	9,600	9,600
Emmaus PA General Authority Revenue VRDO	0.060%	9/6/13 LOC	3,700	3,700
Emmaus PA General Authority Revenue VRDO	0.060%	9/6/13 LOC	7,500	7,500
Emmaus PA General Authority Revenue VRDO	0.060%	9/6/13 LOC	1,200	1,200
Emmaus PA General Authority Revenue VRDO	0.060%	9/6/13 LOC	9,500	9,500
Emmaus PA General Authority Revenue VRDO	0.060%	9/6/13 LOC	11,900	11,900
Emmaus PA General Authority Revenue VRDO	0.060%	9/6/13 LOC	4,600	4,600
Emmaus PA General Authority Revenue VRDO	0.060%	9/6/13 LOC	8,600	8,600
Emmaus PA General Authority Revenue VRDO	0.060%	9/6/13 LOC	500	500
Emmaus PA General Authority Revenue VRDO	0.060%	9/6/13 LOC	3,500	3,500
Emmaus PA General Authority Revenue VRDO	0.060%	9/6/13 LOC	2,200	2,200
Emmaus PA General Authority Revenue VRDO	0.060%	9/6/13 LOC	1,200	1,200
Emmaus PA General Authority Revenue VRDO	0.060%	9/6/13 LOC	12,400	12,400
Emmaus PA General Authority Revenue VRDO	0.060%	9/6/13 LOC	6,900	6,900

Emmaus PA General Authority Revenue VRDO	0.070%	9/6/13 LOC	79,500	79,500
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.020%	9/3/13	31,700	31,700
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.020%	9/3/13	25,850	25,850
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.030%	9/3/13	1,200	1,200
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.040%	9/3/13	5,000	5,000
1 Geisinger Health System Authority of
Pennsylvania Revenue TOB VRDO	0.070%	9/6/13	5,000	5,000
1 Geisinger Health System Authority of
Pennsylvania Revenue TOB VRDO	0.070%	9/6/13	5,650	5,650
1 Geisinger Health System Authority of
Pennsylvania Revenue TOB VRDO	0.070%	9/6/13	5,225	5,225
Haverford Township PA School District GO
VRDO	0.060%	9/6/13 LOC	5,000	5,000
1 Hempfield PA School District GO TOB VRDO	0.060%	9/6/13 LOC	5,000	5,000
1 Lancaster County PA Hospital Authority Health
System Revenue (Lancaster General Hospital
Project) TOB VRDO	0.070%	9/6/13	3,410	3,410
Lancaster County PA Hospital Authority
Revenue (Lancaster General Hospital Project)	5.500%	9/15/13 (Prere.)	2,950	2,956
Lancaster County PA Hospital Authority
Revenue (Masonic Homes Project) VRDO	0.060%	9/3/13 LOC	2,505	2,505
Lower Merion PA School District GO VRDO	0.050%	9/6/13 LOC	29,945	29,945
Lower Merion PA School District GO VRDO	0.050%	9/6/13 LOC	5,900	5,900
1 Luzerne County PA Industrial Development
Authority Water Facility Revenue
(Pennsylvania-American Water Co.) TOB
VRDO	0.120%	9/6/13 (13)	5,000	5,000
Montgomery County Industrial Development
Authority (LaSalle College High School)
Revenue VRDO	0.060%	9/6/13 LOC	7,210	7,210
Montgomery County PA GO	3.000%	10/1/13	2,000	2,004
Montgomery County PA Industrial Development
Authority Revenue (Friends' Central School
Project) VRDO	0.060%	9/6/13 LOC	5,865	5,865
Montgomery County PA TRAN	1.250%	12/31/13	27,500	27,595
Moon Industrial Development Authority
Pennsylvania Mortgage Revenue (Providence
Point Project) VRDO	0.080%	9/6/13 LOC	56,260	56,260
1 Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) TOB VRDO	0.060%	9/6/13	17,575	17,575
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.060%	9/6/13	5,000	5,000
1 Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) TOB VRDO	0.060%	9/6/13 LOC	21,355	21,355

Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.050%	9/6/13	3,700	3,700
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.060%	9/6/13	8,770	8,770
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.060%	9/6/13	8,730	8,730
1 Nuveen Pennsylvania Investment Quality
Municipal Fund VRDP VRDO	0.160%	9/6/13 LOC	39,000	39,000
1 Nuveen Pennsylvania Premium Income
Municipal Fund 2 VRDP VRDO	0.160%	9/6/13 LOC	15,000	15,000
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PSEG
Power LLC Project) VRDO	0.070%	9/6/13 LOC	14,600	14,600
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue
(Shippingport Project) FirstEnergy VRDO 0.060%		9/3/13 LOC	11,000	11,000
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (York
Water Co. Project) VRDO	0.110%	9/6/13 LOC	5,000	5,000
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	4.000%	7/1/14	23,000	23,731
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue VRDO	0.060%	9/6/13 LOC	16,785	16,785
1 Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project) TOB PUT 0.240%		11/21/13	7,495	7,495
1 Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project) TOB VRDO 0.070%		9/6/13 (13)	9,900	9,900
Pennsylvania GO	5.000%	9/1/13	1,200	1,200
Pennsylvania GO	5.000%	11/1/13	9,645	9,722
Pennsylvania GO	4.000%	11/15/13	1,000	1,008
Pennsylvania GO	5.500%	1/1/14	2,500	2,544
Pennsylvania GO	4.000%	2/1/14 (Prere.)	5,000	5,079
Pennsylvania GO	4.250%	2/1/14 (Prere.)	11,650	11,846
Pennsylvania GO	5.000%	2/1/14 (Prere.)	1,000	1,020
Pennsylvania GO	5.250%	2/1/14	1,000	1,021
Pennsylvania GO	5.500%	2/1/14 (14)	1,000	1,022
Pennsylvania GO	5.000%	2/15/14	10,000	10,217
Pennsylvania GO	5.000%	3/15/14	8,920	9,150
Pennsylvania GO	1.000%	4/1/14	33,565	33,727
Pennsylvania GO	5.000%	5/1/14	8,500	8,772
Pennsylvania GO	5.000%	7/1/14	1,200	1,248
Pennsylvania GO	5.000%	7/15/14	3,000	3,125
Pennsylvania GO	4.750%	9/1/14	1,000	1,045
1 Pennsylvania GO TOB VRDO	0.060%	9/6/13	10,400	10,400
1 Pennsylvania GO TOB VRDO	0.070%	9/6/13	12,820	12,820
1 Pennsylvania GO TOB VRDO	0.070%	9/6/13	11,440	11,440
Pennsylvania Higher Educational Facilities
Authority (St. Francis University Project)
Revenue	6.250%	11/1/13 (Prere.)	3,460	3,494

Pennsylvania Higher Educational Facilities
Authority College Revenue (Holy Family
College Project) VRDO	0.050%	9/6/13 LOC	5,760	5,760
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.060%	9/3/13 LOC	1,700	1,700
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.050%	9/6/13 LOC	8,350	8,350
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.060%	9/6/13 LOC	6,960	6,960
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)
TOB VRDO	0.060%	9/6/13 LOC	1,800	1,800
Pennsylvania Higher Educational Facilities
Authority Revenue (Gwynedd Mercy College)
VRDO	0.050%	9/6/13 LOC	16,600	16,600
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.250%	6/1/14 (Prere.)	1,840	1,908
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)
VRDO	0.070%	9/6/13 LOC	14,000	14,000
Pennsylvania Higher Educational Facilities
Authority Revenue (Susquehanna University)
VRDO	0.070%	9/6/13 LOC	4,700	4,700
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University) VRDO	0.060%	9/6/13 LOC	18,040	18,040
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University) VRDO	0.060%	9/6/13 LOC	29,755	29,755
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania) TOB PUT	0.190%	11/21/13	5,000	5,000
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System) VRDO	0.050%	9/6/13	63,680	63,680
1 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.070%	9/6/13	7,570	7,570
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.070%	9/6/13	16,590	16,590
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.070%	9/6/13	7,535	7,535
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.090%	9/6/13	22,715	22,715
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.090%	9/6/13	17,215	17,215
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.090%	9/6/13	14,195	14,195
1 Pennsylvania Housing Finance Agency Single
Family Mortgage TOB VRDO	0.120%	9/6/13	2,300	2,300
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/14	2,000	2,076
1 Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program) TOB VRDO	0.070%	9/6/13	5,050	5,050
Pennsylvania State University Revenue PUT	0.220%	6/1/14	40,000	40,000

1 Pennsylvania State University Revenue TOB
VRDO	0.060%	9/6/13 LOC	25,750	25,750
1 Pennsylvania State University Revenue TOB
VRDO	0.070%	9/6/13	6,095	6,095
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.250%	12/1/13 (Prere.)	1,730	1,752
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.500%	12/1/13 (Prere.)	4,950	5,015
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.060%	9/3/13 (13)	9,200	9,200
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.190%	11/21/13	5,185	5,185
Philadelphia Authority for Industrial
Development Revenue (Gift of Life Donor
Program) VRDO	0.050%	9/6/13 LOC	11,390	11,390
Philadelphia PA Airport Revenue VRDO	0.070%	9/6/13 LOC	23,390	23,390
Philadelphia PA Airport Revenue VRDO	0.070%	9/6/13 LOC	9,000	9,000
Philadelphia PA Authority for Industrial
Development Educational Facilities Revenue
(Chestnut Hill College Project) VRDO	0.060%	9/6/13 LOC	4,200	4,200
1 Philadelphia PA Authority for Industrial
Development Revenue (Girard Estate
Aramark Project) VRDO	0.110%	9/6/13 LOC	3,600	3,600
Philadelphia PA Authority for Industrial
Development Revenue (Inglis House Project)
VRDO	0.050%	9/6/13	16,400	16,400
Philadelphia PA Gas Works Revenue VRDO	0.050%	9/6/13 LOC	32,230	32,230
Philadelphia PA Gas Works Revenue VRDO	0.050%	9/6/13 LOC	2,000	2,000
Philadelphia PA Gas Works Revenue VRDO	0.050%	9/6/13 LOC	14,000	14,000
Philadelphia PA Gas Works Revenue VRDO	0.060%	9/6/13 LOC	13,600	13,600
Philadelphia PA GO VRDO	0.050%	9/6/13 LOC	60,550	60,550
1 Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
TOB VRDO	0.070%	9/6/13	4,765	4,765
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.040%	9/3/13	23,200	23,200
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.040%	9/3/13	27,100	27,100
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.040%	9/3/13	1,900	1,900
Philadelphia PA Industrial Development
Authority Lease Revenue VRDO	0.050%	9/6/13 LOC	30,600	30,600
Philadelphia PA Industrial Development
Authority Lease Revenue VRDO	0.060%	9/6/13 LOC	15,775	15,775
Philadelphia PA School District GO VRDO	0.050%	9/6/13 LOC	27,380	27,380
Philadelphia PA School District GO VRDO	0.050%	9/6/13 LOC	10,710	10,710
Philadelphia PA School District GO VRDO	0.060%	9/6/13 LOC	5,100	5,100
1 Philadelphia PA Water & Waste Water Revenue
TOB VRDO	0.070%	9/6/13 (13)	45,210	45,210

1 Philadelphia PA Water & Waste Water Revenue
TOB VRDO	0.180%	1/16/14 LOC	20,500	20,500
Philadelphia PA Water & Waste Water Revenue
VRDO	0.040%	9/6/13 LOC	26,495	26,495
Philadelphia School District GO	5.250%	6/1/14 (Prere.)	1,000	1,037
Ridley PA School District GO VRDO	0.060%	9/6/13 LOC	9,485	9,485
South Fork PA Hospital Authority Hospital
Revenue (Conemaugh Valley Memorial
Hospital Project) VRDO	0.060%	9/6/13 LOC	15,200	15,200
1 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
TOB VRDO	0.070%	9/6/13	9,970	9,970
Springfield PA School District GO	5.000%	3/15/14 (Prere.)	3,110	3,190
St. Mary Hospital Authority Health System
Revenue (Catholic Health East Issue) VRDO	0.060%	9/6/13 LOC	18,415	18,415
St. Mary's Hospital Authority Bucks County PA
Revenue (Catholic Health Initiatives) VRDO	0.060%	9/6/13	17,800	17,800
State Public School Building Authority
Pennsylvania School Revenue (North
Allegheny School District Project) VRDO	0.050%	9/6/13	18,125	18,125
Swarthmore Borough Authority (Swarthmore
College) Revenue	5.000%	9/15/13 (ETM)	1,500	1,503
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University) VRDO	0.070%	9/6/13	4,100	4,100
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
(University Capital Project) RAN	2.000%	7/11/14	26,000	26,405
University of Pittsburgh PA Revenue CP	0.140%	9/4/13	20,000	20,000
University of Pittsburgh PA Revenue CP	0.140%	9/12/13	25,000	25,000
University of Pittsburgh PA Revenue CP	0.120%	10/1/13	20,000	20,000
University of Pittsburgh PA Revenue CP	0.120%	11/4/13	8,950	8,950
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)
VRDO	0.060%	9/6/13 LOC	7,650	7,650
York County PA Industrial Development
Authority Revenue (Crescent Industries Inc.
Project) VRDO	0.160%	9/6/13 LOC	2,815	2,815
				2,417,385
Puerto Rico (2.0%)
Puerto Rico Housing Finance Authority Capital
Fund Program (Puerto Rico Public Housing
Administration Projects)	4.650%	12/1/13 (Prere.)	10,095	10,206
Puerto Rico Housing Finance Authority Capital
Fund Program (Puerto Rico Public Housing
Administration Projects)	5.000%	12/1/13 (Prere.)	4,960	5,018
Puerto Rico Public Buildings Auth. Govt. Fac.
Rev.	5.375%	7/1/14 (Prere.)	5,000	5,211
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.060%	9/6/13	8,250	8,250
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.090%	9/6/13	20,934	20,934
				49,619
Total Tax-Exempt Municipal Bonds (Cost $2,467,004)				2,467,004

Total Investments (99.7%) (Cost $2,467,004)	2,467,004
Other Assets and Liabilities-Net (0.3%)	7,993
Net Assets (100%)	2,474,997

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2013, the aggregate value of these securities was $546,364,000, representing 22.1% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
(15) Build America Mutual Assurance Company.

Pennsylvania Tax-Exempt Money Market Fund

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2013, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Pennsylvania Long-Term Tax-Exempt Fund

Schedule of Investments
As of August 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.7%)
Pennsylvania (98.2%)
Abington PA School District GO	5.000%	4/1/32 (4)	1,495	1,498
Allegheny County PA GO	5.000%	11/1/23	2,570	2,794
Allegheny County PA GO	5.000%	11/1/27	2,575	2,638
Allegheny County PA GO	5.000%	11/1/29	4,000	4,038
Allegheny County PA GO	5.000%	12/1/34	3,600	3,553
Allegheny County PA GO	5.000%	12/1/37	13,060	12,614
Allegheny County PA Higher Education Building
Authority University Revenue (Carnegie
Mellon University)	5.000%	3/1/24	6,750	7,434
Allegheny County PA Higher Education Building
Authority University Revenue (Chatham
University)	5.000%	9/1/30	2,545	2,460
Allegheny County PA Higher Education Building
Authority University Revenue (Chatham
University)	5.000%	9/1/35	1,000	927
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.000%	3/1/25	500	539
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.250%	3/1/26	4,005	4,275
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/28	1,940	2,065
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/29	1,700	1,796
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/31	770	810
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.000%	3/1/33	1,000	1,013
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	6/15/18	7,000	7,231
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	0.897%	2/1/21	4,840	4,790
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	6.000%	7/1/23 (14)	5,745	6,771
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	6.000%	7/1/26 (14)	4,625	5,320
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	6.000%	7/1/27 (14)	9,325	10,691

Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.375%	8/15/29	4,000	4,222
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	0.998%	2/1/37	3,000	2,448
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.625%	8/15/39	10,800	11,198
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	7,500	8,008
Allegheny County PA Sanitation Authority Sewer
Revenue	5.500%	12/1/16 (ETM)	11,295	12,181
Allegheny County PA Sanitation Authority Sewer
Revenue	5.000%	12/1/24 (14)	6,000	6,330
Allegheny County PA Sanitation Authority Sewer
Revenue	5.000%	6/1/26 (4)	4,925	5,158
Allegheny County PA Sanitation Authority Sewer
Revenue	5.000%	6/1/30 (4)	3,500	3,570
Allegheny County PA Sanitation Authority Sewer
Revenue	5.000%	12/1/32 (14)	12,000	12,064
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/26	400	401
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/29	250	243
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/35	7,880	7,328
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/42	9,620	8,661
Annville Cleona PA School District GO	6.000%	3/1/15 (Prere.)	1,230	1,333
Annville Cleona PA School District GO	6.000%	3/1/15 (Prere.)	2,475	2,682
Annville Cleona PA School District GO	6.000%	3/1/28 (4)	270	285
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/22	1,240	1,342
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/23	1,750	1,880
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/25	1,620	1,692
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/28	2,000	2,011
Bensalem Township PA School District GO	5.250%	6/15/24 (14)	3,700	4,110
Berks County PA GO	0.000%	11/15/15 (14)	6,250	6,114
Berks County PA Municipal Authority Hospital
Revenue (Reading Hospital & Medical Center
Project)	5.700%	10/1/14 (14)	1,670	1,705
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.500%	11/1/31	3,500	3,759
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.750%	11/1/39	4,615	4,907
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.000%	11/1/40	6,935	6,532
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.000%	11/1/44	10,000	9,371
Blair County PA Hospital Authority Hospital
Revenue (Altoona Hospital Project)	5.500%	7/1/16 (2)	4,980	5,243
Blair County PA Hospital Authority Revenue
(Altoona Regional Health System)	6.000%	11/15/39	13,500	14,268
Bucks County PA GO	4.000%	12/1/27	1,375	1,380

Bucks County PA GO	4.000%	12/1/28	1,235	1,209
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/29 (4)	2,000	2,057
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/33 (4)	2,000	2,039
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/37 (4)	3,500	3,557
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	7.125%	7/1/29	1,000	1,138
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/31	7,000	7,238
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.375%	12/1/41	3,000	2,985
Central Bucks PA School District GO	5.000%	5/15/18 (Prere.)	6,000	6,975
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/32	6,280	5,989
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/36	9,675	9,093
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	6.250%	11/15/41	4,465	4,630
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/44	5,000	4,594
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	7.000%	11/15/46	5,000	5,573
Chambersburg PA Area School District GO	5.250%	9/1/15 (Prere.)	2,125	2,322
Chambersburg PA Area School District GO	5.250%	3/1/29 (14)(3)	1,680	1,741
Chambersburg PA Area School District GO	5.250%	2/1/37	2,535	2,590
Chester County PA GO	5.000%	7/15/26	4,345	4,612
Chester County PA GO	5.000%	7/15/27	5,000	5,401
Chester County PA GO	5.000%	11/15/30	3,740	4,005
Chester County PA GO	5.000%	11/15/31	3,000	3,198
Chester County PA GO	5.000%	11/15/31	2,350	2,503
Chester County PA GO	5.000%	11/15/32	1,000	1,061
Chester County PA GO	5.000%	11/15/32	3,990	4,235
Chester County PA GO	5.000%	11/15/33	4,000	4,230
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/18	1,105	1,171
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/20	650	673
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/22	795	809
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/31	4,500	4,268
Chester County PA Health & Education Facilities
Authority Revenue (Jefferson Health System)	5.000%	5/15/31	2,720	2,734
Chester County PA Health & Education Facilities
Authority Revenue (Jefferson Health System)	5.000%	5/15/40	30,485	29,268
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/30	1,100	1,008
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/35	675	596
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/45	1,740	1,459
Chester County PA School Authority Revenue	5.000%	4/1/23 (2)	2,670	2,885

Chester County PA School Authority Revenue	5.000%	4/1/24 (2)	1,000	1,081
Chester County PA School Authority Revenue	5.000%	4/1/26 (2)	1,575	1,671
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/32 (10)	4,980	4,469
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/37 (10)	6,360	5,515
Commonwealth Financing Authority
Pennsylvania Revenue	5.250%	6/1/23 (14)	13,535	14,460
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/24	1,620	1,767
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/28	1,365	1,418
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/31	5,000	5,028
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/33	7,760	7,645
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/36	5,000	4,919
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.000%	1/1/27	2,700	2,701
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	6.375%	1/1/39	2,000	2,081
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/32	1,510	1,530
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/37	2,000	1,959
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/42	3,105	3,003
Dallas PA School District GO	5.000%	4/1/29 (11)	5,385	5,431
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/29	100	106
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/36	15,000	15,672
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	5.000%	6/1/42	21,350	19,728
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/31	5,000	4,378
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/24 (14)	4,000	4,290
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	12/1/26	1,000	1,049
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	12/1/28	1,000	1,034
Delaware County PA Authority University
Revenue (Villanova University)	5.250%	12/1/31	600	622
Delaware County PA Regional Water Quality
Control Authority Revenue	5.000%	5/1/27	3,240	3,398
Delaware County PA Regional Water Quality
Control Authority Revenue	5.000%	5/1/31	1,750	1,781

Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.500%	7/1/20 (14)	5,105	5,969
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/22	500	563
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/24	1,200	1,305
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/25	1,100	1,182
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/22	2,870	3,001
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/23	2,425	2,509
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/24	3,220	3,309
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/25	2,715	2,741
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/26	3,000	2,981
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/27	1,000	976
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	10,000	10,157
Doylestown PA Hospital Authority Revenue	5.000%	7/1/20 (12)	5,060	5,374
Doylestown PA Hospital Authority Revenue	5.000%	7/1/21 (12)	3,000	3,140
Doylestown PA Hospital Authority Revenue	5.000%	7/1/22 (12)	3,455	3,572
Doylestown PA Hospital Authority Revenue	5.000%	7/1/25	3,730	3,747
Doylestown PA Hospital Authority Revenue	5.000%	7/1/26	4,445	4,389
Doylestown PA Hospital Authority Revenue	5.000%	7/1/27	1,170	1,139
Doylestown PA Hospital Authority Revenue	5.000%	7/1/28	1,000	962
Doylestown PA Hospital Authority Revenue	5.000%	7/1/29	865	825
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/30	1,280	1,220
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/35	1,250	1,152
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/45	3,250	2,878
East Stroudsburg PA Area School District GO	5.000%	9/1/29 (4)	7,085	7,298
Erie County PA GO	5.000%	9/1/15 (Prere.)	5,525	6,026
Erie County PA Hospital Authority Revenue
(Hamot Health Foundation)	5.000%	11/1/35 (11)	7,000	7,006
Erie PA School District GO	0.000%	5/1/16 (ETM)	3,175	3,087
Fox Chapel PA Area School District GO	5.000%	8/1/27	1,165	1,256
Fox Chapel PA Area School District GO	5.000%	8/1/28	1,000	1,068
Fox Chapel PA Area School District GO	5.000%	8/1/31	3,000	3,107
Fox Chapel PA Area School District GO	5.000%	8/1/34	5,690	5,849
Franklin County PA Industrial Development
Authority Revenue (Chambersburg Hospital
Project)	5.375%	7/1/42	17,000	16,502
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System)	5.125%	6/1/34	5,000	5,035
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System)	5.250%	6/1/39	20,735	20,897

Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.020%	9/3/13	4,000	4,000
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.030%	9/3/13	4,555	4,555
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.030%	9/3/13	4,200	4,200
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.040%	9/3/13	12,080	12,080
Gettysburg PA Area School District GO	5.000%	1/15/20	2,510	2,854
Hampden Township PA GO	5.000%	5/15/31	1,060	1,094
Hampden Township PA GO	5.000%	5/15/37	1,660	1,676
Hazleton PA Area School District GO	6.000%	3/1/16 (14)	14,075	14,890
Hazleton PA Area School District GO	0.000%	3/1/17 (14)	4,425	4,110
Hazleton PA Area School District GO	0.000%	3/1/22 (14)	5,265	3,811
Hempfield PA Area School District
(Westmoreland County) GO	5.000%	9/15/15 (Prere.)	5,030	5,489
Hempfield PA School District GO	5.000%	10/15/29	4,045	4,249
Hempfield PA School District GO	5.000%	10/15/30	2,920	3,050
Kiski PA Area School District GO	4.000%	3/1/22 (4)	1,000	1,050
Kiski PA Area School District GO	4.000%	3/1/23 (4)	1,875	1,935
Lackawanna County PA GO	5.000%	9/15/29 (2)	1,975	1,809
Lackawanna County PA GO	5.000%	9/15/29 (4)	3,745	3,601
Lake Lehman PA School District GO	0.000%	4/1/15 (14)	1,295	1,268
Lake Lehman PA School District GO	0.000%	4/1/16 (14)	1,310	1,253
Lake Lehman PA School District GO	0.000%	4/1/17 (14)	1,315	1,213
Lake Lehman PA School District GO	0.000%	4/1/18 (14)	1,000	894
Lancaster County PA GO	5.000%	11/1/32 (4)	5,000	5,081
Lancaster County PA Hospital Authority
Revenue (Lancaster General Hospital)	5.000%	3/15/26	4,955	5,027
Lancaster County PA Hospital Authority
Revenue (Lancaster General Hospital)	5.000%	3/15/36	12,370	12,011
Lancaster County PA Hospital Authority
Revenue (Lancaster General Hospital)	5.000%	7/1/42	6,000	5,778
Lancaster County PA Hospital Authority
Revenue (Masonic Homes Project) VRDO	0.060%	9/3/13 LOC	1,100	1,100
Lancaster PA Higher Education Authority
College Revenue (Franklin & Marshall
College)	5.000%	4/15/22	1,135	1,226
Lancaster PA Higher Education Authority
College Revenue (Franklin & Marshall
College)	5.000%	4/15/27	2,775	2,895
Lancaster PA Higher Education Authority
College Revenue (Franklin & Marshall
College)	5.000%	4/15/37	4,000	4,000
Lebanon County PA Health Facilities Authority
Health Center Revenue (Good Samaritan
Hospital Project)	6.000%	11/15/35	7,500	6,622
Lehigh County PA Authority Water & Sewer
Revenue	0.000%	12/1/24	1,695	952
Lehigh County PA Authority Water & Sewer
Revenue	5.000%	12/1/43	12,000	11,356
Lehigh County PA Authority Water & Sewer
Revenue	5.125%	12/1/47	4,000	3,805

Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	7.000%	7/1/16 (14)	2,150	2,360
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	4.000%	7/1/33	7,000	5,983
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	5.000%	7/1/35 (4)	5,000	4,826
Lower Merion PA School District GO	5.000%	9/1/28	7,845	8,226
Lower Merion PA School District GO	5.000%	9/1/30	8,670	9,128
Lower Merion PA School District GO	5.000%	9/1/32	5,000	5,155
Luzerne County PA GO	5.250%	12/15/21 (14)	5,320	5,589
Luzerne County PA Industrial Development
Authority Water Facility Revenue
(Pennsylvania-American Water Co.)	5.500%	12/1/39	10,000	10,200
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	5/1/26	2,000	2,034
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.250%	10/1/27 (12)	5,395	5,621
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	7/1/30	5,565	5,583
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.500%	10/1/37 (12)	6,650	6,815
Lycoming County PA Authority Health System
Revenue (Susquehanna Health System
Project)	5.375%	7/1/23	565	589
Lycoming County PA Authority Revenue
(Lycoming College)	5.500%	11/1/33	2,935	2,976
McKeesport PA Area School District GO	0.000%	10/1/15 (14)	2,040	1,946
McKeesport PA Area School District GO	0.000%	10/1/16 (14)	4,655	4,279
McKeesport PA Area School District GO	0.000%	10/1/18 (ETM)	425	387
McKeesport PA Area School District GO	0.000%	10/1/18 (2)	2,650	2,314
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	1/1/27	2,000	2,007
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	1/1/32	1,400	1,348
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.125%	1/1/37	3,000	2,842
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	1/1/41	2,000	1,830
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.250%	1/1/43	6,450	6,117
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/29	1,500	1,518
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/30	4,900	4,914
Montgomery County PA GO	5.000%	10/15/28	13,235	13,807
Montgomery County PA GO	5.000%	10/15/31	6,450	6,732
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/25	5,000	5,174
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/31	12,000	11,971

Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.125%	6/1/33	13,545	13,436
Montgomery County PA Higher Education &
Health Authority Revenue (Catholic Health
East)	5.375%	11/15/14 (Prere.)	2,175	2,309
Montgomery County PA Higher Education &
Health Authority Revenue (Dickinson College)	5.000%	5/1/31 (11)	5,750	5,837
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.250%	1/1/36	16,000	14,624
Montgomery County PA Industrial Development
Authority Health Services Revenue (Jefferson
Health System)	5.000%	10/1/41	1,400	1,316
Montgomery County PA Industrial Development
Authority Revenue (Hill School)	5.000%	8/15/25 (14)	6,500	6,978
Montgomery County PA Industrial Development
Authority Revenue (Hill School)	5.000%	8/15/26 (14)	3,550	3,638
Montgomery County PA Industrial Development
Authority Revenue (Hill School)	5.000%	8/15/27 (14)	3,300	3,418
Montgomery County PA Industrial Development
Authority Revenue (New Regional Medical
Center Project)	5.250%	8/1/33	7,000	7,200
Montgomery County PA Industrial Development
Authority Revenue (New Regional Medical
Center Project)	5.375%	8/1/38	14,415	14,923
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	6.625%	12/1/30	1,565	1,662
Moon Area School District PA GO	5.000%	11/15/28 (4)	5,000	5,303
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	5.000%	7/1/24	1,070	1,128
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	5.000%	7/1/25	1,290	1,340
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	5.000%	7/1/31	6,250	6,163
Mount Lebanon PA School District GO	5.000%	2/15/34	5,500	5,642
North Pocono PA School District GO	5.000%	3/15/26 (14)	4,035	4,094
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/23	1,250	1,313
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/24	1,295	1,350
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.375%	8/15/28	6,675	6,772
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/33	10,000	9,216
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/40	5,100	4,974
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University)	5.000%	11/15/39	2,595	2,618

Northampton County PA Industrial Development
Authority Revenue (Morningstar Senior Living,
Inc. Project)	5.000%	7/1/32	1,275	1,155
Northampton County PA Industrial Development
Authority Revenue (Morningstar Senior Living,
Inc. Project)	5.000%	7/1/36	1,000	881
Pennsbury PA School District GO	5.250%	8/1/14 (Prere.)	9,135	9,557
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue
(Allegheny Energy Supply Co. LLC Project) 7.000%		7/15/39	7,000	7,057
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	6,000	6,174
Pennsylvania Economic Development Financing
Authority Pollution Control Revenue (PPL
Electric Utilities Corp. Project)	4.000%	10/1/23	10,000	9,991
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/22	8,000	8,897
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/23	8,000	8,566
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/23	3,750	3,999
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (American
Water Co. Project)	6.200%	4/1/39	5,000	5,348
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	10/1/39	5,500	5,460
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	4.750%	11/15/40	2,500	2,361
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	11/15/40	8,975	8,882
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	12/1/43	10,000	9,816
Pennsylvania GO	5.000%	2/15/16	16,000	17,696
Pennsylvania GO	5.000%	4/15/16	13,000	14,453
Pennsylvania GO	5.000%	7/1/17	16,000	18,276
Pennsylvania GO	5.375%	7/1/17	2,800	3,238
Pennsylvania GO	5.000%	8/1/17	10,000	11,446
Pennsylvania GO	5.000%	2/15/18	12,745	14,621
Pennsylvania GO	5.000%	5/1/18	15,000	17,274
Pennsylvania GO	5.000%	5/1/19	5,000	5,796
Pennsylvania GO	5.000%	7/1/19	15,000	17,422
Pennsylvania GO	5.000%	7/1/20	7,225	8,390
Pennsylvania GO	5.000%	11/15/20	8,740	10,175
Pennsylvania GO	5.000%	6/1/21	5,000	5,790
Pennsylvania GO	5.375%	7/1/21	16,000	18,955
Pennsylvania GO	5.000%	7/1/22	10,000	11,525
Pennsylvania GO	5.000%	11/15/24	16,870	18,764
Pennsylvania GO	5.000%	4/1/25	5,000	5,580
Pennsylvania GO	5.000%	6/1/25	15,000	16,596

Pennsylvania GO	5.000%	11/15/25	18,740	20,575
Pennsylvania GO	5.000%	6/1/26	10,000	10,932
Pennsylvania GO	5.000%	11/15/26	6,705	7,285
Pennsylvania GO	5.000%	6/1/27	19,340	20,832
Pennsylvania GO	5.000%	4/1/28	20,000	21,431
Pennsylvania GO	5.000%	6/1/28	10,000	10,663
Pennsylvania GO	4.000%	4/1/29	10,000	9,606
Pennsylvania GO	4.000%	4/1/30	10,000	9,510
Pennsylvania GO	5.000%	6/1/32	8,115	8,046
Pennsylvania Higher Educational Facilities
Authority College Revenue (Holy Family
College Project) VRDO	0.050%	9/6/13 LOC	1,500	1,500
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/20	595	626
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/21	1,245	1,291
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/27	1,250	1,207
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/42	535	462
Pennsylvania Higher Educational Facilities
Authority Revenue (Bryn Mawr College)	5.000%	12/1/37 (2)	10,000	10,036
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/28	1,450	1,502
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/29	1,260	1,293
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/30	1,205	1,226
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/31	1,085	1,099
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/32	1,000	1,009
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/32 (14)	4,950	4,920
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/37 (14)	9,600	9,507
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.060%	9/3/13 LOC	1,605	1,605
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	0.634%	7/1/17 (10)	3,690	3,662
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.125%	7/1/39 (10)	10,000	9,335
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/41	500	447
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)
TOB VRDO	0.060%	9/6/13 LOC	2,295	2,295
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/24	8,445	9,181

Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	4,000	4,165
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/30	1,595	1,667
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/30	3,615	3,737
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/31	1,670	1,738
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/34	5,535	5,714
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/39	1,270	1,300
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.250%	5/1/27	3,000	3,034
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/37	5,800	5,361
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/42	3,150	2,808
Pennsylvania Higher Educational Facilities
Authority Revenue (Lock Haven University
Foundation Student Housing Project)	4.000%	7/1/28	3,500	2,953
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/24	1,055	1,105
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/27	1,175	1,180
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/28	1,250	1,241
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/32	2,000	1,902
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/30	1,000	936
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/35	700	629
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/44	2,000	1,720
Pennsylvania Higher Educational Facilities
Authority Revenue (Slippery Rock University
Foundation)	5.000%	7/1/31 (10)	10,260	9,895
Pennsylvania Higher Educational Facilities
Authority Revenue (Slippery Rock University
Foundation)	5.000%	7/1/37 (10)	3,500	3,287
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/33	1,265	1,211
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/34	4,000	3,903
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/40	7,270	6,957
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/23 (14)	7,000	7,650
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/24 (14)	12,680	13,782
2 Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/35	7,755	7,760
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/42	6,250	6,212

Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/20	300	335
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/39 (2)	9,000	8,858
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/40	1,000	1,003
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/23	1,130	1,255
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/27	1,285	1,374
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/28	3,390	3,595
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/29	1,600	1,692
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/30	2,260	2,376
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/41	9,400	9,565
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/24	2,765	2,940
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.250%	8/15/25	4,000	4,292
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/26	2,500	2,632
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/30	3,055	3,086
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/31	3,860	3,885
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/32	2,000	2,004
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.750%	8/15/41	4,000	4,147
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/42	21,260	20,658
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/18	1,375	1,560
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Scranton)	5.000%	11/1/28 (10)	4,080	4,132

Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/25 (12)	2,285	2,389
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/27 (12)	1,800	1,849
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/37 (12)	5,745	5,745
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/42	4,700	4,518
Pennsylvania Higher Educational Facilities
Authority Revenue (Widener University)	5.000%	7/15/20	2,360	2,367
Pennsylvania Higher Educational Facilities
Authority Revenue (Widener University)	5.000%	7/15/26	1,200	1,206
Pennsylvania Higher Educational Facilities
Authority Revenue (Widener University)	5.400%	7/15/36	3,000	3,009
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	6.000%	7/1/21	1,000	1,101
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/31	3,000	2,811
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/42	2,500	2,212
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.125%	10/1/25	1,500	1,447
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	5.000%	10/1/25	195	195
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.500%	10/1/30	1,500	1,401
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.300%	10/1/32	3,525	2,772
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.750%	10/1/39	2,820	2,894
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/18 (Prere.)	2,470	2,925
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.000%	7/1/21	3,000	3,394
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/23	17,530	19,961
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/22	3,230	3,583
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/27 (4)	12,880	12,906
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/31 (4)	18,305	18,315
Pennsylvania State University Revenue	5.000%	8/15/19	920	1,028
Pennsylvania State University Revenue	5.000%	3/1/22	1,250	1,379
Pennsylvania State University Revenue	5.000%	3/1/23	2,020	2,212
Pennsylvania State University Revenue	5.250%	8/15/23	2,000	2,323
Pennsylvania State University Revenue	5.000%	8/15/24	2,000	2,203

Pennsylvania State University Revenue	5.000%	9/1/24	10,625	11,104
Pennsylvania State University Revenue	5.000%	9/1/24	3,000	3,244
Pennsylvania State University Revenue	5.250%	8/15/25	5,360	6,168
Pennsylvania State University Revenue	5.000%	3/1/26	4,800	5,092
Pennsylvania State University Revenue	5.000%	3/1/28	1,000	1,052
Pennsylvania State University Revenue	5.000%	9/1/29	7,625	7,760
Pennsylvania State University Revenue	5.000%	9/1/29	2,500	2,627
Pennsylvania State University Revenue	5.000%	9/1/34	4,325	4,353
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/27	2,540	2,631
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/28	1,730	1,792
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/29	2,925	3,008
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/37	4,000	3,917
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/41	1,000	981
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/13 (Prere.)	6,000	6,073
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/26 (2)	4,000	4,098
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/27 (2)	3,000	3,074
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	0.000%	12/1/37	2,000	552
Pennsylvania Turnpike Commission Registration
Fee Revenue VRDO	0.270%	9/6/13 (4)	7,600	7,600
3 Pennsylvania Turnpike Commission Revenue	0.610%	12/1/16	1,310	1,298
3 Pennsylvania Turnpike Commission Revenue	0.660%	12/1/17	4,000	3,959
3 Pennsylvania Turnpike Commission Revenue	0.740%	12/1/18	1,000	985
3 Pennsylvania Turnpike Commission Revenue	1.330%	12/1/20	2,500	2,519
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	6,000	6,733
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/24	1,000	1,079
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	16,665	17,595
Pennsylvania Turnpike Commission Revenue	5.375%	6/1/28	12,785	13,403
Pennsylvania Turnpike Commission Revenue	5.250%	7/15/28 (4)	6,875	7,223
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	4,600	4,674
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	3,400	3,462
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/31 (2)	17,610	18,266
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/32 (2)	16,000	16,070
Pennsylvania Turnpike Commission Revenue	5.500%	6/1/33	17,920	18,376
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/33	1,250	896
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/36	12,435	12,288
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/36	2,500	2,738
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36	3,000	3,311
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	8,650	8,162
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	5,000	4,896
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	5,000	4,972
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/38 (12)	21,595	23,992
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/38	2,500	1,715
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	7,500	7,415
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39 (12)	10,000	9,607
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/39	35,750	34,860
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/39	23,000	23,689
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	7,500	7,094
Pennsylvania Turnpike Commission Revenue	5.300%	12/1/41	22,000	21,420

Pennsylvania Turnpike Commission Revenue	5.000%	12/1/42	5,000	4,902
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.060%	9/3/13 (13)	2,200	2,200
Philadelphia PA Airport Parking Authority
Revenue	5.125%	2/15/24 (2)	1,045	1,049
Philadelphia PA Airport Parking Authority
Revenue	5.250%	9/1/24	4,025	4,285
Philadelphia PA Airport Parking Authority
Revenue	5.125%	9/1/29	5,975	6,061
Philadelphia PA Airport Revenue	5.000%	6/15/23	3,000	3,194
Philadelphia PA Airport Revenue	5.000%	6/15/24	5,000	5,248
Philadelphia PA Airport Revenue	5.000%	6/15/25	8,505	8,814
Philadelphia PA Airport Revenue	5.250%	6/15/30	6,890	6,913
Philadelphia PA Gas Works Revenue	5.000%	8/1/16	3,000	3,261
Philadelphia PA Gas Works Revenue	5.250%	8/1/17	2,000	2,210
Philadelphia PA Gas Works Revenue	5.375%	7/1/18 (4)	11,555	12,995
Philadelphia PA Gas Works Revenue	5.000%	10/1/37 (2)	3,000	2,771
Philadelphia PA Gas Works Revenue VRDO	0.050%	9/6/13 LOC	6,600	6,600
Philadelphia PA GO	5.000%	8/1/20 (14)	8,005	8,396
Philadelphia PA GO	5.000%	8/1/21 (14)	6,235	6,483
Philadelphia PA GO	5.250%	7/15/25	5,000	5,270
Philadelphia PA GO	5.875%	8/1/31	800	819
Philadelphia PA GO	6.000%	8/1/36	7,430	7,878
Philadelphia PA GO	7.125%	7/15/38 (12)	3,500	3,883
Philadelphia PA GO	6.500%	8/1/41	3,785	4,100
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)	5.000%	7/1/32	19,440	19,665
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)	5.000%	7/1/41	2,500	2,437
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.040%	9/3/13	4,600	4,600
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.040%	9/3/13	10,400	10,400
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.040%	9/3/13	27,800	27,800
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.040%	9/3/13	14,200	14,200
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/30	5,000	4,404
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/36	2,250	1,936
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/42	5,000	4,179
Philadelphia PA Municipal Authority Revenue	6.500%	4/1/34	3,250	3,465

Philadelphia PA Municipal Authority Revenue	6.500%	4/1/39	9,500	10,096
Philadelphia PA School District GO	5.000%	9/1/18	2,845	3,194
Philadelphia PA School District GO	5.000%	9/1/19	2,120	2,381
Philadelphia PA School District GO	5.250%	9/1/22	7,500	8,186
Philadelphia PA School District GO	5.250%	9/1/23	7,500	8,125
Philadelphia PA School District GO	5.000%	6/1/26 (14)	5,000	5,293
Philadelphia PA School District GO	6.000%	9/1/38	20,000	21,120
Philadelphia PA Water & Waste Water Revenue	5.600%	8/1/18 (ETM)	925	1,073
Philadelphia PA Water & Waste Water Revenue	5.000%	11/1/27	2,290	2,384
Philadelphia PA Water & Waste Water Revenue	5.000%	11/1/28	5,000	5,159
Philadelphia PA Water & Waste Water Revenue	5.250%	1/1/32	5,000	5,166
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/35 (4)	7,000	7,036
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/36	10,500	10,388
Philadelphia PA Water & Waste Water Revenue	5.250%	1/1/36	9,975	10,254
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/40 (4)	7,000	6,898
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/41	3,000	2,917
Philadelphia PA Water & Waste Water Revenue	5.125%	1/1/43	9,000	8,858
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Hotel Room Excise Tax
Revenue	5.000%	2/1/26 (4)	3,030	3,179
Pittsburgh PA GO	5.500%	9/1/14 (2)	2,275	2,313
Pittsburgh PA School District GO	5.500%	9/1/18 (4)	2,880	3,342
Pittsburgh PA School District GO	5.000%	9/1/23	1,630	1,771
Pittsburgh PA School District GO	5.000%	9/1/24	1,000	1,073
Pittsburgh PA Water & Sewer Authority
Revenue	7.250%	9/1/14 (ETM)	3,410	3,520
Pittsburgh PA Water & Sewer Authority
Revenue	0.000%	9/1/27 (14)	10,830	5,140
Pittsburgh PA Water & Sewer Authority
Revenue	0.000%	9/1/29 (14)	20,000	8,328
Plum Boro PA School District GO	5.000%	9/15/36 (15)	4,920	4,867
Pocono Mountain PA School District GO	5.000%	9/1/31 (4)	3,000	2,975
Radnor Township PA School District GO	5.000%	8/15/15 (Prere.)	215	234
Radnor Township PA School District GO	5.000%	8/15/15 (Prere.)	725	789
Radnor Township PA School District GO	5.000%	8/15/15 (Prere.)	835	909
Radnor Township PA School District GO	5.000%	2/15/35 (4)	725	729
Reading PA Area Water Authority Revenue	5.000%	12/1/31	1,000	1,003
Reading PA Area Water Authority Revenue	5.250%	12/1/36	1,000	1,001
Reading PA School District GO	5.000%	1/15/29 (4)	5,000	5,019
Scranton PA School District GO	5.250%	6/15/27 (10)	2,750	2,922
Scranton PA School District GO	5.250%	6/15/31 (10)	2,375	2,470
Scranton-Lackawanna PA Health & Welfare
Authority Revenue (University of Scranton)	5.000%	11/1/32 (10)	4,075	4,110
Shamokin-Coal Township PA Joint Sewer
Authority Sewer Revenue	5.000%	7/1/30 (4)	5,340	5,419
Shamokin-Coal Township PA Joint Sewer
Authority Sewer Revenue	5.000%	7/1/36 (4)	6,500	6,438
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/30 (12)	5,000	5,129
Somerset PA Area School District GO	5.000%	3/15/25 (4)	7,090	7,631
South Fork PA Hospital Authority Hospital
Revenue (Conemaugh Valley Memorial
Hospital Project)	5.750%	7/1/18 (6)	4,735	4,976
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	6.000%	6/1/25	20,000	21,702

Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/27	6,100	6,395
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/28	5,000	5,208
St. Mary's Hospital Authority Bucks County PA
Revenue (Catholic Health Initiatives)	5.000%	11/15/24	14,705	15,314
St. Mary's Hospital Authority Bucks County PA
Revenue (Catholic Health Initiatives)	5.000%	11/15/26	5,000	5,101
State Public School Building Authority
Pennsylvania College Revenue (Community
College of Allegheny County Project)	5.000%	7/15/22 (4)	1,100	1,207
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	4/1/22	1,250	1,360
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	4/1/24	2,000	2,109
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	4/1/31	2,110	2,036
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	4/1/32	1,250	1,193
Susquehanna PA Area Regional Airport
Authority System Revenue	4.000%	1/1/33	5,000	4,198
Swarthmore Borough Authority PA College
Revenue	5.000%	9/15/30	16,000	16,993
Swarthmore Borough PA Authority College
Revenue Bonds	5.000%	9/15/29	400	423
Swarthmore Borough PA Authority College
Revenue Bonds	5.000%	9/15/30	1,020	1,071
Swarthmore Borough PA Authority College
Revenue Bonds	5.000%	9/15/31	1,115	1,169
Swarthmore Borough PA Authority College
Revenue Bonds	5.000%	9/15/38	675	694
Swarthmore Borough PA Authority College
Revenue Bonds	5.000%	9/15/43	1,000	1,021
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/37	4,245	4,304
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/42	2,000	2,026
Unionville-Chadds Ford PA School District GO	5.000%	6/1/32	6,440	6,912
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.500%	9/15/24	3,000	3,500
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/29	14,000	15,057
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/34	10,100	10,650
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.375%	7/1/15 (2)	2,250	2,416
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.500%	7/1/16 (2)	2,375	2,631

West Chester PA Area School District GO	5.000%	5/15/28 (14)	7,480	7,904
West Shore Area Authority Hospital Revenue
(Holy Spirit Hospital of the Sisters of Christian
Charity Project)	6.000%	1/1/26	655	699
West Shore Area Authority Hospital Revenue
(Holy Spirit Hospital of the Sisters of Christian
Charity Project)	5.625%	1/1/32	5,415	5,363
West York PA Area School District GO	5.000%	4/1/33	4,245	4,355
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.125%	7/1/30	1,500	1,505
Westmoreland County PA Municipal Authority
Revenue	5.250%	8/15/15 (Prere.)	3,490	3,817
Westmoreland County PA Municipal Authority
Revenue	6.125%	7/1/17 (ETM)	4,895	5,505
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/31	2,205	2,207
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/33	9,465	9,370
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/37	7,500	7,346
Westmoreland County PA Municipal Authority
Service Water Revenue	0.000%	8/15/15 (3)	5,000	4,895
Westmoreland County PA Municipal Authority
Service Water Revenue	0.000%	8/15/23 (14)	5,000	3,398
Westmoreland County PA Municipal Authority
Service Water Revenue	0.000%	8/15/24 (14)	4,000	2,572
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/35	1,010	1,012
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/40	4,990	4,960
Wilkes-Barre PA Finance Authority Revenue
(Wilkes University Project)	5.000%	3/1/27	2,200	2,211
Wilkes-Barre PA Finance Authority Revenue
(Wilkes University Project)	5.000%	3/1/37	3,000	2,841
Wyoming PA Area School District GO	5.000%	9/1/26 (14)	2,000	2,028
Wyoming PA Area School District GO	5.000%	9/1/29 (14)	5,020	5,023
York County PA GO	5.000%	6/1/33 (14)	6,000	6,098
York County PA GO	5.000%	6/1/37	3,315	3,333
York County PA GO	5.000%	6/1/38	4,185	4,201
				2,794,940
Puerto Rico (0.4%)
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/20	5,300	4,944
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/21 (14)	5,000	4,556
Puerto Rico Highway & Transportation Authority
Revenue	5.500%	7/1/19 (14)	2,880	2,760
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.750%	7/1/22 (ETM)	10	12
				12,272
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/20	1,750	1,789

Total Tax-Exempt Municipal Bonds (Cost $2,848,688)				2,809,001

Total Investments (98.7%) (Cost $2,848,688)	2,809,001
Other Assets and Liabilities-Net (1.3%)	37,094
Net Assets (100%)	2,846,095

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2013, the aggregate value of these securities was $4,495,000, representing 0.2% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2013.
3 Adjustable-rate security.

Pennsylvania Long-Term Tax-Exempt Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
(15) Build America Mutual Assurance Company.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Pennsylvania Long-Term Tax-Exempt Fund

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2013, 100% of the market value of the fund's investments was determined based on Level 2 inputs.

C. At August 31, 2013, the cost of investment securities for tax purposes was $2,854,845,000. Net unrealized depreciation of investment securities for tax purposes was $45,844,000, consisting of unrealized gains of $51,967,000 on securities that had risen in value since their purchase and $97,811,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 21, 2013

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: October 21, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.